United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5843

                      (Investment Company Act File Number)


                             Cash Trust Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/05
                                                 -------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------




Item 1.     Schedule of Investments



Government Cash Series
Portfolio of Investments
February 28, 2005 (unaudited)

    Principal
    Amount                                                                            Value


                          U.S. Government Agencies--45.4%
$   1,500,000     (1)     Federal Home Loan Bank System Discount
                          Notes, 2.430%, 5/18/2005                           $        1,492,103
    39,500,000    (2)     Federal Home Loan Bank System Floating Rate
                          Notes, 2.340% - 2.680%, 3/12/2005 -
                          5/16/2005                                                   39,488,385
    20,000,000            Federal Home Loan Bank System Notes, 1.300%
                          - 1.500%, 4/1/2005 - 5/4/2005                               19,990,619
    21,000,000    (1)     Federal Home Loan Mortgage Corp. Discount
                          Notes, 2.320% - 2.950%, 5/3/2005 - 8/23/2005                20,792,029
    18,000,000    (2)     Federal Home Loan Mortgage Corp. Floating
                          Rate Notes, 2.415% - 2.725%, 3/9/2005 -
                          5/7/2005                                                    18,000,000
    6,500,000     (1)     Federal National Mortgage Association
                          Discount Notes, 2.190% - 2.910%, 4/27/2005
                          - 8/17/2005                                                 6,446,881
    29,500,000    (2)     Federal National Mortgage Association
                          Floating Rate Notes, 2.308% - 2.558%,
                          3/1/2005 - 3/29/2005                                        29,494,215
    6,000,000             Federal National Mortgage Association
                          Notes, 1.270% - 1.850%, 4/25/2005 - 6/3/2005                6,000,000
                          Total U.S. Government Agencies                              141,704,232
                          Repurchase Agreements--54.6%
    13,143,000            Interest in $1,853,000,000 joint repurchase
                          agreement with Barclays Capital, Inc.,
                          2.620%, dated 2/28/2005 to be repurchased
                          at $13,143,957 on 3/1/2005, collateralized
                          by U.S Treasury Agency Obligations with
                          various maturities to 4/15/2029, collateral
                          market value $1,890,198,154.                                13,143,000
    12,000,000    (3)     Interest in $750,000,000 joint repurchase
                          agreement with Credit Suisse First Boston
                          Corp., 2.680%, dated 2/23/2005 to be
                          repurchased at $12,057,173 on 4/29/2005,
                          collateralized by U.S. Government Agency
                          Obligations with various maturities to
                          3/1/2035, collateral market value
                          $765,837,056.                                               12,000,000
    8,000,000     (3)     Interest in $500,000,000 joint repurchase
                          agreement with Deutsche Bank Securities,
                          Inc., 2.510%, dated 1/5/2005 to be
                          repurchased at $8,046,853 on 3/31/2005,
                          collateralized by U.S. Government Agency
                          Obligations with various maturities to
                          1/15/2034, collateral market value
                          $515,000,000.                                               8,000,000
    60,000,000            Interest in $1,250,000,000 joint repurchase
                          agreement with J.P. Morgan Securities,
                          Inc., 2.660%, dated 2/28/2005 to be
                          repurchased at $60,004,433 on 3/1/2005,
                          collateralized by U.S. Government Agency
                          Obligations with various maturities to
                          3/1/2034, collateral market value
                          $1,275,005,081.                                             60,000,000
    48,000,000            Interest in $1,300,000,000 joint repurchase
                          agreement with Morgan Stanley & Co., Inc.,
                          2.650%, dated 2/28/2005 to be repurchased
                          at $48,003,533 on 3/1/2005, collateralized
                          by U.S. Government Agency Obligations with
                          various maturities to 5/1/2036, collateral
                          market value $1,343,419,326.                                48,000,000
    12,000,000    (3)     Interest in $750,000,000 joint repurchase
                          agreement with UBS Securities LLC, 2.440%,
                          dated 1/6/2005 to be repurchased at
                          $12,051,240 on 3/11/2005, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 4/25/2034, collateral
                          market value $772,367,881.                                  12,000,000
    17,000,000    (3)     Interest in $250,000,000 joint repurchase
                          agreement with UBS Securities LLC, 2.480%,
                          dated 1/12/2005 to be repurchased at
                          $17,080,807 on 3/23/2005, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 11/25/2034,
                          collateral market value $257,501,812.                       17,000,000
                          Total Repurchase Agreements (at amortized
                          cost)                                                       170,143,000
                          Total Investments--100.0%
                          (at amortized cost)(4)                                      311,847,232
                          Other assets and liabilities--net--0.0%                       61,800
                          Total Net assets--100%                              $        311,909,032

1      Discount rate at time of purchase.
2      Floating rate note with current rate and next reset date shown.
3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Also represents cost of federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

The Fund uses the amortized cost method to value it's portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






Municipal Cash Series
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                        Short-Term Municipals --99.7%(1)
                        Alabama--0.8%
$  2,922,000            Birmingham, AL IDA, IDRB's (Series 1999),
                        Weekly VRDNs (Glasforms, Inc.)/(Comerica
                        Bank - California LOC)                             $       2,922,000
                        Arizona--7.2%
   1,500,000            Apache County, AZ IDA, (Series 1983B),
                        Weekly VRDNs (Tucson Electric Power
                        Co.)/(Bank of New York LOC)                                1,500,000
   2,725,000            Arizona Health Facilities Authority, (Series
                        2002), Weekly VRDNs (Royal Oaks Life Care
                        Community)/(Lasalle Bank, N.A. LOC)                        2,725,000
   2,000,000            Arizona Health Facilities Authority, (Series
                        2004), Weekly VRDNs (Southwest Behavioral
                        Health Services, Inc.)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                            2,000,000
   2,600,000            Arizona Health Facilities Authority, Pooled
                        Loan Program Revenue Bonds, (Series 1985B),
                        Weekly VRDNs (FGIC INS)/(JPMorgan Chase
                        Bank, N.A. LIQ)                                            2,600,000
   2,500,000            Glendale, AZ IDA Weekly VRDNs (Friendship
                        Retirement Corp.)/(Wells Fargo Bank
                        Minnesota NA LOC)                                          2,500,000
   2,000,000            Maricopa County, AZ, IDA, (Series 2000A),
                        Weekly VRDNs (Las Gardenias Apartments,
                        LP)/(FNMA LOC)                                             2,000,000
   640,000              Maricopa County, AZ, IDA, (Series 2000A),
                        Weekly VRDNs (Gran Victoria Housing
                        LLC)/(FNMA LOC)                                            640,000
   1,500,000            Maricopa County, AZ, IDA, MFH Revenue Bonds
                        (Series 2002), Weekly VRDNs (San Remo
                        Apartments, LP)/(FNMA LOC)                                 1,500,000
   3,300,000            Phoenix, AZ IDA, (Series 2000), Weekly VRDNs
                        (Copper Palms Apartments)/(FHLMC LOC)                      3,300,000
   3,000,000     (2)    Phoenix, AZ IDA, PT-479 Weekly VRDNs (Sunset
                        Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)                  3,000,000
   1,500,000            Pima County, AZ IDA Weekly VRDNs (Tucson
                        Electric Power Co.)/(Bank of New York LOC)                 1,500,000
   2,200,000            Tucson, AZ IDA, Multi-Family Housing Revenue
                        Bonds (Series 2002A), Weekly VRDNs (Quality
                        Apartment Living LLC)/(FNMA LOC)                           2,200,000
                        Total                                                      25,465,000
                        Arkansas--1.1%
   1,000,000            Arkansas Development Finance Authority,
                        (Series 1999C), Weekly VRDNs (Riceland
                        Foods, Inc.)/(BNP Paribas SA LOC)                          1,000,000
   1,000,000            Arkansas Development Finance Authority,
                        (Series 1999D), Weekly VRDNs (Riceland
                        Foods, Inc.)/(BNP Paribas SA LOC)                          1,000,000
   2,050,000            Arkansas Development Finance Authority,
                        (Series 2000B), Weekly VRDNs (Riceland
                        Foods, Inc.)/(SunTrust Bank LOC)                           2,050,000
                        Total                                                      4,050,000
                        California--0.1%
   507,128       (2)    Koch Floating Rate Trust (California
                        Non-AMT)/(Series 1998-1), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co.
                        LIQ)                                                       507,128
                        Colorado--2.7%
   2,250,000            Adams County, CO IDB, (Series 1993), Weekly
                        VRDNs (Bace Manufacturing, Inc.)/(WestLB AG
                        (GTD) LOC)                                                 2,250,000
   650,000              Colorado HFA, (Series 2000B), Weekly VRDNs
                        (New Belgium Brewing Co., Inc.)/(Wells Fargo
                        Bank, N.A. LOC)                                            650,000
   5,000,000            Denver, CO City & County Airport Authority,
                        (Series 2004B), Weekly VRDNs (CDC IXIS
                        Financial Guaranty NA INS)/(Bayerische
                        Landesbank Girozentrale LIQ)                               5,000,000
   1,600,000            Thornton, CO, (Series 2003), Weekly VRDNs
                        (Kroger Co.)/(U.S. Bank, NA LOC)                           1,600,000
                        Total                                                      9,500,000
                        Connecticut--2.4%
   8,300,000            Connecticut State HFA, (Sub Series G-4),
                        Weekly VRDNs (AMBAC INS)/(DePfa Bank PLC LIQ)              8,300,000
                        District Of Columbia--0.1%
   245,000       (2)    District of Columbia HFA, Roaring Forks
                        Certificates (Series 2000-23), Weekly VRDNs
                        (GNMA COL)/(Bank of New York LIQ)                          245,000
                        Florida--2.1%
   1,865,000     (2)    Escambia County, FL HFA, (Series 2004
                        FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman
                        Brothers Holdings, Inc. LIQ)                               1,865,000
   3,000,000            Greater Orlando, FL Aviation Authority
                        Weekly VRDNs (Cessna Aircraft Co.)/(Textron
                        Inc. GTD)                                                  3,000,000
   2,500,000            Highlands County, FL Health Facilities
                        Authority, Hospital Revenue Bonds, 3.35%
                        TOBs (Adventist Health System/ Sunbelt
                        Obligated Group), Mandatory Tender 9/1/2005                2,518,587
                        Total                                                      7,383,587
                        Georgia--4.2%
   2,300,000            Cobb County, GA Housing Authority, (Series
                        2004), Weekly VRDNs (Parkland Manor
                        LP)/(Wachovia Bank N.A. LOC)                               2,300,000
   3,000,000            De Kalb Private Hospital Authority, GA,
                        (Series 1994B), Weekly VRDNs (Egleston
                        Children's Hospital at Emory University,
                        Inc.)/(SunTrust Bank LOC)                                  3,000,000
   1,000,000            DeKalb County, GA Multi-Family Housing
                        Authority, (Series 2004), Weekly VRDNs
                        (Highlands at East Atlanta Apartments)/(Bank
                        of America N.A. LOC)                                       1,000,000
   2,500,000            Gainesville and Hall County, GA Development
                        Authority, (Series 2000), Weekly VRDNs
                        (ATEX, Inc.)/(Wachovia Bank N.A. LOC)                      2,500,000
   2,000,000            Georgia State Municipal Gas Authority,
                        (Series B), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, Credit Suisse First
                        Boston, JPMorgan Chase Bank, N.A. and
                        Wachovia Bank N.A. LOCs)                                   2,000,000
   4,000,000            Monroe County, GA Development Authority,
                        (2nd Series 1995), 1.20% TOBs (Georgia Power
                        Co.), Mandatory Tender 4/19/2005                           4,000,000
                        Total                                                      14,800,000
                        Illinois--3.4%
   3,000,000            Illinois Development Finance Authority,
                        (Series 2002), Weekly VRDNs (Kasbergen
                        Family Living Trust)/(Wells Fargo Bank, N.A.
                        LOC)                                                       3,000,000
   5,350,000            Illinois Development Finance Authority, IDB,
                        (Series 1997), Weekly VRDNs (Tempco Electric
                        Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC)              5,350,000
   1,000,000            Illinois Development Finance Authority, IDB,
                        (Series 2001), Weekly VRDNs (Apogee
                        Enterprises, Inc.)/(Bank of New York LOC)                  1,000,000
   2,630,000            Illinois Development Finance Authority, IDB,
                        Adjustable Rate IDRB (Series 1996A), Weekly
                        VRDNs (Nimlok Co.)/(JPMorgan Chase Bank,
                        N.A. LOC)                                                  2,630,000
                        Total                                                      11,980,000
                        Indiana--2.1%
   1,150,000            Carmel, IN, (Series 1999), Weekly VRDNs
                        (Telamon Corp.)/(Lasalle Bank, N.A. LOC)                   1,150,000
   1,025,000            Frankfort, IN EDA, (Series 2004), Weekly
                        VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A.
                        LOC)                                                       1,025,000
   945,000              Indiana Development Finance Authority,
                        (Series 1996), Weekly VRDNs (Meridian Group
                        LLC)/(JPMorgan Chase Bank, N.A. LOC)                       945,000
   1,500,000            Indiana Development Finance Authority, EDRB
                        (Series 2002), Weekly VRDNs (Vreba-Hoff
                        Dairy Leasing LLC)/(Northern Trust Co.,
                        Chicago, IL LOC)                                           1,500,000
   490,000              Lebanon, IN IDA, (Series 1991), Weekly VRDNs
                        (White Castle System)/(JPMorgan Chase Bank,
                        N.A. LOC)                                                  490,000
   2,160,000            Miami County, IN, (Series 2001: Timberland
                        RV Project), Weekly VRDNs (Timberlodge Real
                        Estate LLC)/(National City Bank, Indiana LOC)              2,160,000
                        Total                                                      7,270,000
                        Kansas--0.9%
   3,135,000            Wyandotte County, KS, (Series 1999), Weekly
                        VRDNs (Shor-Line)/(U.S. Bank, NA LOC)                      3,135,000
                        Kentucky--1.3%
   930,000              Fort Mitchell, KY IDA, 2.25% TOBs (Motor
                        Inn, Inc.)/(Huntington National Bank,
                        Columbus, OH LOC), Optional Tender 5/1/2005                930,000
   1,200,000            Henderson County, KY, (Series 1996A), Weekly
                        VRDNs (Gibbs Die Casting Corp.)/(Fifth Third
                        Bank, Cincinnati LOC)                                      1,200,000
   1,476,000            Kenton County, KY, (Series 1999), Weekly
                        VRDNs (Packaging Un-limited of Northern
                        Kentucky, Inc.)/(National City Bank,
                        Kentucky LOC)                                              1,476,000
   1,000,000            Winchester, KY, (Series 1990), Weekly VRDNs
                        (Walle Corp.)/(UBS AG LOC)                                 1,000,000
                        Total                                                      4,606,000
                        Louisiana--1.7%
   3,350,000            Louisiana Local Government Environmental
                        Facilities Community Development Authority,
                        (Series 2004), Weekly VRDNs (The Christ
                        Episcopal Church in Covington)/(SunTrust
                        Bank LOC)                                                  3,350,000
   2,500,000            New Orleans, LA IDB, (Series 2000), Weekly
                        VRDNs (Home Furnishings Store)/(JPMorgan
                        Chase Bank, N.A. LOC)                                      2,500,000
                        Total                                                      5,850,000
                        Maine--1.2%
   4,105,000            Paris, ME, (Series 2001), Weekly VRDNs
                        (Maine Machine Products Co.)/(Key Bank, N.A.
                        LOC)                                                       4,105,000
                        Maryland--3.9%
   1,745,000            Maryland State Community Development
                        Administration, (Series 1990B), Weekly VRDNs
                        (Cherry Hill Apartment Ltd.)/(Manufacturers
                        & Traders Trust Co., Buffalo, NY LOC)                      1,745,000
   1,725,000            Maryland State Economic Development Corp.,
                        (Series 1998A-Catterton Printing Company
                        Facility), Weekly VRDNs (Sky II
                        LLC)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                           1,725,000
   430,000              Maryland State Economic Development Corp.,
                        (Series 1998B), Weekly VRDNs (Catterton
                        Printing Co. Facility)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC)                        430,000
   10,000,000           Montgomery County, MD EDA, (Series 2004),
                        Weekly VRDNs (Riderwood Village,
                        Inc.)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                           10,000,000
                        Total                                                      13,900,000
                        Massachusetts--0.8%
   2,800,000            Massachusetts State HFA, (Series R), 1.15%
                        BANs, 5/2/2005                                             2,800,000
                        Minnesota--1.7%
   1,225,000            Brooklyn Park, MN EDA, (Series 1999), Weekly
                        VRDNs (Midwest Finishing, Inc.)/(Wells Fargo
                        Bank Minnesota NA LOC)                                     1,225,000
   3,000,000            Minnesota State HFA, (Series K), 2.30% TOBs,
                        Mandatory Tender 12/14/2005                                3,000,000
   455,000              Plymouth, MN Weekly VRDNs (Nuaire,
                        Inc.)/(Wells Fargo Bank Minnesota NA LOC)                  455,000
   1,415,000            Red Wing, MN Port Authority, (Series 1998),
                        Weekly VRDNs (Food Service
                        Specialties)/(Wells Fargo Bank Minnesota NA
                        LOC)                                                       1,415,000
                        Total                                                      6,095,000
                        Multi State--9.9%
   1,877,500     (2)    BNY Municipal Certificates Trust (Series
                        2002-BNY1), Weekly VRDNs (Bank of New York
                        LIQ)/(Bank of New York LOC)                                1,877,500
   12,000,000    (2)    Charter Mac Floater Certificates Trust I,
                        (Nat-5 Series), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Bayerische Landesbank
                        Girozentrale, Dexia Bank, Belgium, Fleet
                        National Bank, KBC Bank N.V., Landesbank
                        Baden-Wuerttemberg, Lloyds TSB Bank PLC,
                        London and State Street Bank and Trust Co.
                        LIQs)                                                      12,000,000
   2,749,680     (2)    Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-01), Weekly
                        VRDNs (Merrill Lynch & Co., Inc. LIQ)                      2,749,680
   2,611,500     (2)    Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-03), Weekly
                        VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc.
                        LIQ)                                                       2,611,500
   9,867,272     (2)    Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-10), Weekly
                        VRDNs (GNMA COL)/(State Street Bank and
                        Trust Co. LIQ)                                             9,867,272
   5,920,167     (2)    Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2004-02), Weekly
                        VRDNs (State Street Bank and Trust Co. LIQ)                5,920,167
                        Total                                                      35,026,119
                        New Jersey--0.9%
   3,000,000            New Jersey Turnpike Authority, (Series
                        2003C-1), Weekly VRDNs (FSA INS)/(WestLB AG
                        (GTD) LIQ)                                                 3,000,000
                        New Mexico--4.8%
   17,000,000           New Mexico Mortgage Finance Authority,
                        (Series 2004), 2.59% TOBs (Trinity Plus
                        Funding Co. LLC), Mandatory Tender 3/1/2005                17,000,000
                        New York--2.6%
   9,000,000            New York State Dormitory Authority, (Series
                        2005), Weekly VRDNs (Park Ridge Hospital,
                        Inc.)/(JPMorgan Chase Bank, N.A. LOC)                      9,000,000
                        North Dakota--1.2%
   400,000              Fargo, ND, (Series 1997), Weekly VRDNs (Owen
                        Industries, Inc.)/(Wells Fargo Bank, N.A.
                        LOC)                                                       400,000
   3,705,000            Grand Forks, ND, (Series 1999), Weekly VRDNs
                        (LM Glasfiber North Dakota, Inc.)/(Wells
                        Fargo Bank Minnesota NA LOC)                               3,705,000
                        Total                                                      4,105,000
                        Ohio--9.6%
   3,000,000            Akron, Bath & Copley, OH Joint Township,
                        (Series 2002), Weekly VRDNs (Sumner on
                        Ridgewood, Inc.)/(KBC Bank N.V. LOC)                       3,000,000
   4,000,000            Akron, Bath & Copley, OH Joint Township,
                        (Series 2004B), Weekly VRDNs (Summa Health
                        System)/(JPMorgan Chase Bank, N.A. LOC)                    4,000,000
   1,540,000            Belmont County, OH, 1.36% BANs, 3/16/2005                  1,540,162
   975,000              Clark County, OH, (Series 2001), Weekly
                        VRDNs (Ohio Masonic Home)/(AMBAC
                        INS)/(JPMorgan Chase Bank, N.A. LIQ)                       975,000
   2,000,000            Dublin, OH, IDRBs (Series 1997), Weekly
                        VRDNs (Witco Corp.)/(Fleet National Bank LOC)              2,000,000
   2,000,000            Euclid, OH, 2.00% BANs, 5/5/2005                           2,002,461
   2,000,000            Kent State University, OH, (Series 2001),
                        Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Dexia Bank, Belgium LIQ)                             2,000,000
   1,000,000            Lake County, OH, 2.00% BANs, 4/14/2005                     1,001,049
   3,750,000            Mahoning County, OH Hospital Facilities,
                        (Series B), Weekly VRDNs (Forum Group,
                        Inc.)/(MBIA Insurance Corp. INS)/(JPMorgan
                        Chase Bank, N.A. LIQ)                                      3,750,000
   2,500,000            North Ridgeville, OH, 1.52% BANs, 5/4/2005                 2,500,820
   310,000              Ohio State, IDR (Series 1991), Weekly VRDNs
                        (Standby Screw, Inc.)/(National City Bank,
                        Ohio LOC)                                                  310,000
   1,500,000            Salem, OH, 1.55% BANs, 5/5/2005                            1,500,526
   1,500,000            Shaker Heights, OH, (Series A), 2.25% BANs,
                        5/12/2005                                                  1,502,421
   2,820,000            Summit County, OH IDA, (Series 1999), Weekly
                        VRDNs (Waltco Truck Equipment)/(Svenska
                        Handelsbanken, Stockholm LOC)                              2,820,000
   5,000,000            Toledo, OH, (Series 2004-2), 3.00% BANs,
                        5/19/2005                                                  5,011,267
                        Total                                                      33,913,706
                        Oklahoma--1.8%
   2,000,000            Broken Arrow, OK EDA Weekly VRDNs (Blue Bell
                        Creameries)/(JPMorgan Chase Bank, N.A. LOC)                2,000,000
   2,500,000            Oklahoma Development Finance Authority,
                        (Series 2002B), Weekly VRDNs (ConocoPhillips)              2,500,000
   2,000,000            Oklahoma Development Finance Authority,
                        (Series 2003), 2.42% TOBs (ConocoPhillips
                        Co.)/(ConocoPhillips GTD), Mandatory Tender
                        12/1/2005                                                  2,000,000
                        Total                                                      6,500,000
                        Oregon--0.6%
   1,000,000            Oregon State, (Series 194), Weekly VRDNs
                        (Tillamook County Creamery Association)/(BNP
                        Paribas SA LOC)                                            1,000,000
   1,000,000            Oregon State, (Series 195), Weekly VRDNs
                        (Columbia River Processing, Inc.)/(BNP
                        Paribas SA LOC)                                            1,000,000
                        Total                                                      2,000,000
                        Pennsylvania--0.8%
   895,000              McKean County, PA IDA, (Series 1997), Weekly
                        VRDNs (Keystone Powdered Metal Co.)/(PNC
                        Bank, N.A. LOC)                                            895,000
   2,000,000            Pennsylvania EDFA, Wastewater Treatment
                        Revenue Refunding Bonds (Series 2004B),
                        Weekly VRDNs (Sunoco, Inc.)                                2,000,000
                        Total                                                      2,895,000
                        South Carolina--1.3%
   2,200,000            Berkeley County, SC IDB Weekly VRDNs (Nucor
                        Corp.)                                                     2,200,000
   2,000,000            Berkeley County, SC IDB, (Series 1998),
                        Weekly VRDNs (Nucor Corp.)                                 2,000,000
   285,000              South Carolina Jobs-EDA, EDRB (Series 1994),
                        Weekly VRDNs (Carolina Cotton Works,
                        Inc.)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC)                                         285,000
                        Total                                                      4,485,000
                        Tennessee--1.7%
   300,000              Benton County TN IDB, (Series 1996), Weekly
                        VRDNs (Jones Plastic and Engineering
                        Corp.)/(National City Bank, Kentucky LOC)                  300,000
   1,215,000            Chattanooga, TN IDB, Revenue Bonds (Series
                        1997), Weekly VRDNs (TB Wood's Inc.)/(PNC
                        Bank, N.A. LOC)                                            1,215,000
   1,400,000            Franklin County, TN IDB, (Series 1997),
                        Weekly VRDNs (Hi-Tech)/(Regions Bank,
                        Alabama LOC)                                               1,400,000
   230,000              Hamilton County, TN IDB Weekly VRDNs
                        (Pavestone Co.)/(JPMorgan Chase Bank, N.A.
                        LOC)                                                       230,000
   2,500,000            Jackson, TN IDB, (Series 1999), Weekly VRDNs
                        (Bobrick Washroom Equipment)/(Amsouth Bank
                        N.A., Birmingham, AL LOC)                                  2,500,000
   250,000              Knox County, TN IDB, (Series 1996), Weekly
                        VRDNs (Health Ventures, Inc.)/(SunTrust Bank
                        LOC)                                                       250,000
                        Total                                                      5,895,000
                        Texas--18.7%
   1,000,000            Brazos Harbor, TX Industrial Development
                        Corp., (Series 2003), 1.80% TOBs
                        (ConocoPhillips Co.)/(ConocoPhillips GTD),
                        Optional Tender 8/1/2005                                   1,000,000
   2,000,000            Brazos River Authority, TX, (Series 2001
                        D-1), Weekly VRDNs (TXU Energy)/(Wachovia
                        Bank N.A. LOC)                                             2,000,000
   3,000,000            Brazos River Authority, TX, (Series 2001A),
                        Weekly VRDNs (TXU Energy)/(Wachovia Bank
                        N.A. LOC)                                                  3,000,000
   995,000       (2)    Dallas-Fort Worth, TX International Airport,
                        Roaring Forks (Series 2003-4), Weekly VRDNs
                        (FSA, MBIA Insurance Corp. INS) and Bank of
                        New York LIQ)                                              995,000
   9,000,000            East Texas Housing Finance Corp., (Series
                        2002), Weekly VRDNs (The Park at Shiloh
                        Apartments)/(SouthTrust Bank LOC)                          9,000,000
   7,000,000            Gulf Coast, TX IDA, Marine Terminal Revenue
                        Bonds (Series 1993) Daily VRDNs (BP Amoco
                        Corp)                                                      7,000,000
   10,000,000           Gulf Coast, TX Waste Disposal Authority
                        Daily VRDNs (BP Amoco Corp)                                10,000,000
   5,000,000            Houston, TX Housing Finance Corp., (Series
                        2005) Weekly VRDNs (Fairlake Cove
                        Apartments)/(Citibank NA, New York LOC)                    5,000,000
   1,000,000            North Central Texas HFDC, Hospital Revenue
                        Bonds, 5.50% Bonds (Baylor Health Care
                        System), 5/15/2005                                         1,008,128
   5,000,000            Port Arthur Navigation District, TX IDC,
                        (Series 2000), Weekly VRDNs (Air Products &
                        Chemicals, Inc.)                                           5,000,000
   3,945,000     (2)    San Antonio, TX Electric & Gas System,
                        MERLOTS (Series 2002-A53), 1.75% TOBs (FSA
                        INS)/(Wachovia Bank N.A. LIQ), Optional
                        Tender 7/20/2005                                           3,945,000
   890,000              Tarrant County, TX IDC Weekly VRDNs (Holden
                        Business Forms)/(Lasalle Bank, N.A. LOC)                   890,000
   5,000,000            Texas State Department of Housing &
                        Community Affairs, (Series 2004F), 1.95%
                        TOBs, Mandatory Tender 8/3/2005                            5,000,000
   2,095,000     (2)    Texas State Department of Housing &
                        Community Affairs, MERLOTS (Series
                        2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia
                        Bank N.A. LIQ), Optional Tender 11/16/2005                 2,095,000
   10,000,000           Texas State, (Series 2004), 3.00% TRANs,
                        8/31/2005                                                  10,069,039
                        Total                                                      66,002,167
                        Utah--0.7%
   2,500,000            West Jordan, UT, (Series 1999), Weekly VRDNs
                        (Penco Products, Inc.)/(Key Bank, N.A. LOC)                2,500,000
                        Virginia--2.4%
   1,250,000     (2)    ABN AMRO MuniTOPS Certificates Trust
                        (Virginia Non-AMT)/(Series 1998-21), Weekly
                        VRDNs (Norfolk, VA Water Revenue)/(FSA
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                     1,250,000
   3,500,000            Campbell County, VA IDA Weekly VRDNs
                        (Georgia-Pacific Corp.)/(Bank of America
                        N.A. LOC)                                                  3,500,000
   500,000              Henrico County, VA EDA, (Series 2003B),
                        Weekly VRDNs (Westminster-Canterbury of
                        Richmond)/(KBC Bank N.V. LOC)                              500,000
   2,250,000            James City County, VA IDA, (Series 1997),
                        Weekly VRDNs (Riverside Health System)                     2,250,000
   965,000              Portsmouth, VA Redevelopment and Housing
                        Authority, (Series 2000), Weekly VRDNs
                        (Yorkshire Square Townhouse
                        Apartments)/(SunTrust Bank LOC)                            965,000
                        Total                                                      8,465,000
                        Washington--1.5%
   5,315,000     (2)    Clark County, WA Public Utilities District
                        No. 001, MERLOTS (Series 2001-A116), 2.11%
                        TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                        Optional Tender 11/10/2005                                 5,315,000
                        West Virginia--0.7%
   2,515,000     (2)    South Charleston, WV, PT-1637 Weekly VRDNs
                        (Southmoor Apartments)/(Merrill Lynch & Co.,
                        Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                  2,515,000
                        Wisconsin--2.8%
   2,000,000            Combined Locks, WI, Development Revenue
                        Bonds, (Series 1997), Weekly VRDNs (Appleton
                        Papers)/(Lasalle Bank, N.A. LOC)                           2,000,000
   3,870,000            Lawrence, WI Weekly VRDNs (TPF
                        Futures/Robinson Metals, Inc.)/(Marshall &
                        Ilsley Bank, Milwaukee LOC)                                3,870,000
   660,000              Marshfield, WI, (Series 1993), Weekly VRDNs
                        (Building Systems, Inc.)/(JPMorgan Chase
                        Bank, N.A. LOC)                                            660,000
   3,250,000            Mukwonago, WI, (Series 1999), Weekly VRDNs
                        (Empire Level)/(Marshall & Ilsley Bank,
                        Milwaukee LOC)                                             3,250,000
                        Total                                                      9,780,000
                        TOTAL MUNICIPAL INVESTMENTS-99.7%
                        (AT AMORTIZED COST) (3)                                    351,310,707
                        OTHER ASSETS AND LIABILITIES-NET-0.3%                      1,160,317
                        TOTAL NET ASSETS-100%                              $       352,471,024

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 66.7% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At February 28, 2005, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value

               First Tier          Second Tier
               97.01%              2.99%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At February 28, 2005, these securities amounted to $56,758,247 which represents 16.1% of total net assets.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.
         Investment Valuation
The Fund uses the amortized cost method to value it's portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
   AMBAC    --American Municipal Bond Assurance Corporation
   AMT      --Alternative Minimum Tax
   BANs     --Bond Anticipation Notes
   COL      --Collateralized
   EDA      --Economic Development Authority
   EDFA     --Economic Development Financing Authority
   EDRB     --Economic Development Revenue Bonds
   FGIC     --Financial Guaranty Insurance Company
   FHLMC    --Federal Home Loan Mortgage Corporation
   FNMA     --Federal National Mortgage Association
   FSA      --Financial Security Assurance
   GNMA     --Government National Mortgage Association
   GTD      --Guaranteed
   HFA      --Housing Finance Authority
   HFDC     --Health Facility Development Corporation
   IDA      --Industrial Development Authority
   IDB      --Industrial Development Bond
   IDC      --Industrial Development Corporation
   IDRB(s)  --Industrial Development Revenue Bond(s)
   INS      --Insured
   LIQ(s)   --Liquidity Agreement(s)
   LLC      --Limited Liability Corporation
   LOC(s)   --Letter(s) of Credit
   LP       --Limited Partnership
   MERLOTS  --Municipal Exempt Receipts -- Liquidity Optional Tender Series
   PLC      --Public Limited Company
   SA       --Support Agreement
   TOBs     --Tender Option Bonds
   TRANs    --Tax and Revenue Anticipation Notes
   VRDNs    --Variable Rate Demand Notes














Prime Cash Series
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount                                                                     Value
                        Asset-Backed Securities--2.2%
                        Finance - Automotive--1.0%
$  11,181,109           Ford Credit Auto Owner Trust 2005-A, Class
                        A-1, 2.620%, 9/15/2005                             $  11,181,109
   4,262,248            Nissan Auto Lease Trust 2004-A, Class A1,
                        2.105%, 10/17/2005                                    4,262,248
   1,246,020            USAA Auto Owner Trust 2004-2, Class A1,
                        1.660%, 7/15/2005                                     1,246,020
   15,000,000           Volkswagen Auto Lease Trust 2005-A, Class
                        A1, 2.985%, 3/20/2006                                 15,000,000
                        Total                                                 31,689,377
                        Finance - Equipment--1.2%
   35,477,516           CNH Equipment Trust 2004-A, Class A1,
                        2.009%, 10/14/2005                                    35,477,516
   3,631,859   (1,2)    GE Commercial Equipment Financing LLC,
                        Series 2004-A, Class A-1, 2.590%, 12/22/2005          3,631,859
                        Total                                                 39,109,375
                        Total Asset-Backed Securities                         70,798,752
                        Certificate Of Deposit--2.3%
                        Banking--2.3%
   25,000,000           BNP Paribas SA, 2.775%, 7/7/2005                      25,000,438
   10,000,000           DePfa Bank PLC, 2.600%, 6/2/2005                      10,000,255
   15,000,000           Fifth Third Bank, Cincinnati, 1.225%,
                        3/18/2005                                             14,999,930
   25,000,000           Huntington National Bank, Columbus, OH,
                        2.830%, 7/11/2005                                     25,000,000
                        Total Certificate Of Deposit                          75,000,623
                        Collateralized Loan Agreements--17.7%
                        Banking--6.0%
   40,000,000           Credit Suisse First Boston Corp., 2.745%,
                        3/1/2005                                              40,000,000
   119,500,000          Deutsche Bank Securities, Inc., 2.755%,
                        3/1/2005                                              119,500,000
   35,000,000           Greenwich Capital Markets, Inc., 2.750%,
                        3/1/2005                                              35,000,000
                        Total                                                 194,500,000
                        Brokerage--11.7%
   85,000,000           Bear Stearns Cos., Inc., 2.775%, 3/1/2005             85,000,000
   89,500,000           Citigroup Global Markets Inc., 2.725%,
                        3/1/2005                                              89,500,000
   65,000,000           Lehman Brothers Holdings, Inc., 2.775%,
                        3/1/2005                                              65,000,000
   89,500,000           Lehman Brothers, Inc., 2.805%, 3/1/2005               89,500,000
   50,000,000           Merrill Lynch & Co., Inc., 2.775%, 3/1/2005           50,000,000
                        Total                                                 379,000,000
                        Total Collateralized Loan Agreements                  573,500,000
                        Commercial Paper--25.8%(3)
                        Aerospace/Auto--0.3%
   9,800,000   (1,2)    Volkswagen of America, Inc., (Guaranteed by
                        Volkswagen AG), 2.590%, 3/1/2005                      9,800,000
                        Banking--8.1%
   30,000,000           Barclays US Funding Corp., (Guaranteed by
                        Barclays Bank PLC), 2.870%, 8/2/2005                  29,631,683
   53,700,000  (1,2)    Bavaria TRR Corp., (Bayerische
                        Hypotheken-und Vereinsbank AG Swap
                        Agreement), 2.550% - 2.610%, 3/4/2005 -
                        4/15/2005                                             53,549,204
   36,000,000  (1,2)    Blue Spice LLC, (Deutsche Bank AG Swap
                        Agreement), 2.560% - 2.620%, 4/6/2005 -
                        4/25/2005                                             35,891,969
   45,500,000           CBA (Delaware) Finance Inc., (Guaranteed by
                        Commonwealth Bank of Australia, Sydney),
                        2.690%, 5/9/2005                                      45,265,410
   52,000,000  (1,2)    Fountain Square Commercial Funding Corp.,
                        2.590% - 2.800%, 4/14/2005 - 5/25/2005                51,749,252
   2,000,000   (1,2)    Long Lane Master Trust IV, (Fleet National
                        Bank Swap Agreement), 2.840%, 7/12/2005               1,979,016
   45,000,000  (1,2)    Picaros Funding LLC, (Guaranteed by KBC Bank
                        NV), 2.650% - 2.800%, 4/14/2005 - 5/20/2005           44,824,417
                        Total                                                 262,890,951
                        Chemicals--0.6%
   20,000,000           Bayer Corp., (Bayer AG Support Agreement),
                        2.480%, 3/7/2005                                      19,991,733
                        Conglomerate--0.9%
   28,000,000           Textron Financial Corp., (Textron Inc.
                        Support Agreement), 2.600%, 3/21/2005                 27,959,556
                        Finance - Automotive--2.4%
   32,900,000           DaimlerChrysler North America Holding Corp.,
                        2.600% - 2.850%, 3/14/2005 - 5/16/2005                32,731,398
   10,000,000           FCAR Auto Loan Trust, A1+/P1 Series, 2.000%,
                        3/2/2005                                              9,999,444
   35,000,000           New Center Asset Trust, A1/P1 Series, 2.010%
                        - 2.830%, 3/1/2005 - 5/16/2005                        34,908,692
                        Total                                                 77,639,534
                        Finance - Commercial--1.2%
   10,000,000  (1,2)    Amsterdam Funding Corp., 2.670%, 5/2/2005             9,954,017
   30,000,000           CIT Group, Inc., 2.100% - 2.910%, 3/14/2005
                        - 8/8/2005                                            29,733,750
                        Total                                                 39,687,767
                        Finance - Equipment--0.5%
   11,900,000           John Deere Credit Ltd., (Guaranteed by John
                        Deere Capital Corp.), 2.620%, 3/22/2005               11,881,813
   4,000,000            John Deere Finance S.A., (Guaranteed by John
                        Deere Capital Corp.), 2.640%, 3/22/2005               3,993,840
                        Total                                                 15,875,653
                        Finance - Retail--4.2%
   42,500,000           Countrywide Home Loans, Inc., (Guaranteed by
                        Countrywide Financial Corp.), 2.580% -
                        2.600%, 3/16/2005 - 3/21/2005                         42,439,783
   63,000,000  (1,2)    Paradigm Funding LLC, 2.140% - 2.690%,
                        4/6/2005 - 5/9/2005                                   62,709,824
   30,000,000  (1,2)    Sheffield Receivables Corp., 2.690%, 5/4/2005         29,856,533
                        Total                                                 135,006,140
                        Finance - Securities--4.3%
   18,000,000  (1,2)    Beta Finance, Inc., (Guaranteed by Beta
                        Finance Corp.), 2.690%, 5/5/2005                      17,912,575
   20,000,000  (1,2)    Georgetown Funding Co. LLC, 2.570%, 3/17/2005         19,977,156
   24,000,000  (1,2)    Grampian Funding LLC, 2.620% - 2.970%,
                        4/26/2005 - 8/17/2005                                 23,833,118
   9,000,000   (1,2)    K2 (USA) LLC, (Guaranteed by K2 Corp.),
                        2.110% - 2.830%, 3/31/2005 - 5/27/2005                8,968,932
   23,578,000  (1,2)    Perry Global Funding LLC Series A, 2.640% -
                        2.610%, 3/28/2005 - 4/11/2005                         23,517,839
   45,000,000  (1,2)    Sigma Finance, Inc., (Guaranteed by Sigma
                        Finance Corp.), 1.990% - 2.700%, 3/11/2005 -
                        7/5/2005                                              44,797,181
                        Total                                                 139,006,801
                        Food & Beverage--2.0%
   64,000,000           Sara Lee Corp., 2.560% - 2.570%, 3/8/2005 -
                        3/22/2005                                             63,929,234
                        Machinery, Equipment, Auto--0.4%
   14,000,000           John Deere Capital Corp., (Deere & Co.
                        Support Agreement), 2.690%, 4/1/2005                  13,967,571
                        Retail--0.9%
   30,000,000  (1,2)    May Department Stores Co., 2.600%, 3/4/2005
                        - 3/9/2005                                            29,988,083
                        Total Commercial Paper                                835,743,023
                        Corporate Bonds--0.5%
                        Transportation--0.5%
   15,000,000           FedEx Corp., 2.840%, 4/1/2005                         15,003,001
                        Corporate Notes--0.9%
                        Brokerage--0.5%
   15,000,000           Goldman Sachs Group LP, 2.970%, 8/1/2005              15,000,000
                        Finance - Securities--0.2%
   7,000,000   (1,2)    Beta Finance, Inc., (Guaranteed by Beta
                        Finance Corp.), 1.570%, 4/20/2005                     7,000,000
                        Food & Beverage--0.2%
   8,500,000   (1,2)    McDonald's Corp., 4.545%, 3/7/2005                    8,504,301
                        Total Corporate Notes                                 30,504,301
                        Government Agencies--4.1%
                        Government Agency--4.1%
   92,000,000           Federal Home Loan Bank System, 1.300% -
                        1.600%, 4/1/2005 - 5/16/2005                          92,000,000
   31,000,000           Federal Home Loan Mortgage Corp., 2.415%,
                        3/9/2005                                              31,000,000
   10,000,000           Federal National Mortgage Association,
                        2.555%, 10/21/2005                                    9,995,869
                        Total Government Agencies                             132,995,869
                        Loan Participation--0.7%
                        Finance - Retail--0.7%
   23,200,000           Countrywide Home Loans, Inc., 2.590%,
                        3/10/2005 - 3/18/2005                                 23,200,000
                        Notes - Variable--42.2%(4)
                        Banking--22.0%
   2,570,000            6380 Brackbill Associates LP, Series 2000,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.800%, 3/4/2005                             2,570,000
   14,315,000           Alabama Incentives Financing Authority,
                        Series 1999-C, (SouthTrust Bank LOC),
                        2.690%, 3/3/2005                                      14,315,000
   4,244,000            American Health Care Centers, Inc., (Series
                        1998), (FirstMerit Bank, N.A. LOC), 2.680%,
                        3/3/2005                                              4,244,000
   5,200,000            American Manufacturing Co., Inc., (Wachovia
                        Bank N.A. LOC), 2.770%, 3/3/2005                      5,200,000
   3,355,000            Aurora City, IL, (Series 1995), (National
                        City Bank, Michigan/Illinois LOC), 2.670%,
                        3/3/2005                                              3,355,000
   4,000,000            BW Capps & Son, Inc., (Columbus Bank and
                        Trust Co., GA LOC), 2.790%, 3/3/2005                  4,000,000
   3,685,000            Balboa Investment Group V, (First Commercial
                        Bank, Birmingham, AL LOC), 3.053%, 3/3/2005           3,685,000
   955,000              BeMacs Service, Inc., (SouthTrust Bank LOC),
                        2.700%, 3/4/2005                                      955,000
   75,000,000  (1,2)    Blue Heron Funding III, Inc., Series 3A,
                        (Guaranteed by WestLB AG (Guaranteed)),
                        2.680%, 3/29/2005                                     75,000,000
   20,000,000  (1,2)    Blue Heron Funding V-A Ltd., Class A-2,
                        (Guaranteed by WestLB AG (Guaranteed)),
                        2.720%, 3/28/2005                                     20,000,000
   6,265,000            Bond Holdings LP, (SouthTrust Bank LOC),
                        2.590%, 3/4/2005                                      6,265,000
   960,000              Boozer Lumber Co., (SouthTrust Bank LOC),
                        2.010%, 3/4/2005                                      960,000
   7,855,000            Callaway Gardens Resort, Inc., (Columbus
                        Bank and Trust Co., GA LOC), 2.973%, 3/3/2005         7,855,000
   2,697,000            Capital One Funding Corp., (Bank One N.A.
                        (Columbus) LOC), 2.650%, 3/3/2005                     2,697,000
   7,170,000            Central Penn, Inc., (Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 2.800%, 3/4/2005         7,170,000
   1,275,000            Children's Defense Fund, (Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 2.740%,
                        3/1/2005                                              1,275,000
   4,795,000            Columbus, GA Development Authority, Woodmont
                        Properties, LLC, Series 2000, (Columbus Bank
                        and Trust Co., GA LOC), 2.630%, 3/3/2005              4,795,000
   3,215,000            Crane Plastics Siding LLC, Series 2000,
                        (J.P. Morgan Chase Bank, N.A. LOC), 2.700%,
                        3/3/2005                                              3,215,000
   10,000,000  (1,2)    DePfa Bank PLC, 2.470%, 3/15/2005                     10,000,000
   2,750,000            Dewberry III LP, (Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 2.740%, 3/2/2005         2,750,000
   10,000,000           Dexia Bank, Belgium, 2.515%, 3/2/2005                 9,999,765
   2,995,000            Engle Printing & Publishing, Series 2001,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.800%, 3/4/2005                             2,995,000
   6,104,000            Frank Parsons Paper Co., Inc., Series 1999,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.800%, 3/4/2005                             6,104,000
   6,635,000            Gannett Fleming, Inc., Series 2001,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.800%, 3/4/2005                             6,635,000
   6,500,000            Gervais Street Associates, (Series 1998),
                        (Wachovia Bank N.A. LOC), 2.690%, 3/2/2005            6,500,000
   760,000              Gettysburg Area IDA, Hanover Lantern, Inc.
                        Project (Series 1998-B), (Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 2.740%,
                        3/2/2005                                              760,000
   1,970,000            Graywood Farms LLC, (Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 2.800%, 3/4/2005         1,970,000
   2,865,000            Great Southern Wood, Inc., (SouthTrust Bank
                        LOC), 2.720%, 3/4/2005                                2,865,000
   7,625,000            Grob Systems, Inc., (Series 1998 & 1999),
                        (Fifth Third Bank, Cincinnati LOC), 2.650%,
                        3/3/2005                                              7,625,000
   55,000,000           HBOS Treasury Services PLC, 2.550% - 2.900%,
                        3/24/2005 - 5/20/2005                                 55,000,000
   44,000,000  (1,2)    HBOS Treasury Services PLC, 2.900%, 5/20/2005         44,000,000
   7,635,000            HJH Associates of Alabama, Hilton Hotel,
                        Huntsville, (SouthTrust Bank LOC), 2.700%,
                        3/4/2005                                              7,635,000
   1,000,000            Hanna Steel Corp., (SouthTrust Bank LOC),
                        2.770%, 3/4/2005                                      1,000,000
   4,640,000            Hodges Bonded Warehouse, Inc., Teague
                        Warehouse Project, (Columbus Bank and Trust
                        Co., GA LOC), 2.920%, 3/3/2005                        4,640,000
   3,660,000            Iowa 80 Group, Inc., Series 2001, (Wells
                        Fargo Bank, N.A. LOC), 2.500%, 3/1/2005               3,660,000
   7,860,000            Jackson-Rime Development Co. I, Series 2002,
                        (First Commercial Bank, Birmingham, AL LOC),
                        2.690%, 3/3/2005                                      7,860,000
   2,290,000            Lake Sherwood Senior Living Center LLC,
                        (Union Planters Bank, N.A., Memphis, TN
                        LOC), 2.990%, 3/3/2005                                2,290,000
   50,000,000   (1)     MONET Trust, Series 2000-1, (Dresdner Bank
                        AG, Frankfurt Swap Agreement), 2.619%,
                        3/28/2005                                             50,000,000
   3,130,000            Maryland State Economic Development Corp.,
                        CWI Limited Partnership, (Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 2.800%,
                        3/4/2005                                              3,130,000
   4,105,000            Maryland State Economic Development Corp.,
                        Human Genome Sciences Series 1999A,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.740%, 3/1/2005                             4,105,000
   50,000,000           Maryland State Economic Development Corp.,
                        Series 2001A Human Genome Sciences,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.740%, 3/1/2005                             50,000,000
   3,300,000            Maryland State IDFA, (Kelly Springfield
                        Tire), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 2.800%, 3/7/2005                    3,300,000
   3,985,000            Memphis, TN Center City Revenue Finance
                        Corp., South Bluffs Project (Series1998-B),
                        (National Bank of Commerce, Memphis, TN
                        LOC), 2.110%, 3/3/2005                                3,985,000
   8,500,000            Newton Racquetball Associates, (Commerce
                        Bank NA, Cherry Hill, NJ LOC), 2.770%,
                        3/2/2005                                              8,500,000
   7,500,000            Oxmoor Partners LLC, (First Commercial Bank,
                        Birmingham, AL LOC), 2.940%, 3/3/2005                 7,500,000
   7,640,000            PVF Finance LLC, (Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 2.800%, 3/4/2005         7,640,000
   8,335,000            Remington Leasing LLC, (Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 2.800%,
                        3/4/2005                                              8,335,000
   6,000,000            Rt. 206, Inc., Series 2000, (Commerce Bank
                        NA, Cherry Hill, NJ LOC), 2.880%, 3/3/2005            6,000,000
   550,000              Sandridge Food Corp., (National City Bank,
                        Ohio LOC), 2.680%, 3/3/2005                           550,000
   21,250,000           Sea Island Co., (Columbus Bank and Trust
                        Co., GA LOC), 2.973%, 3/3/2005                        21,250,000
   10,000,000           Societe Generale, Paris, 2.518%, 3/17/2005            9,999,901
   3,300,000            Sojourn Project, Series 1997, (FirstMerit
                        Bank, N.A. LOC), 2.680%, 3/3/2005                     3,300,000
   8,800,000            Standing Boy Properties LLC, (Columbus Bank
                        and Trust Co., GA LOC), 2.973%, 3/3/2005              8,800,000
   1,800,000            Stone Creek LLC, (Columbus Bank and Trust
                        Co., GA LOC), 2.690%, 3/3/2005                        1,800,000
   4,515,000            Sun Valley, Inc., (SouthTrust Bank LOC),
                        2.700%, 3/4/2005                                      4,515,000
   15,000,000           SunTrust Bank, 2.560%, 4/4/2005                       15,003,299
   2,735,000            Sussex County, DE, Rehoboth Mall Project,
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 2.800%, 3/4/2005                             2,735,000
   46,200,000           Taxable Floating Rate Notes, Series 2002-H2,
                        Becker, MN PCR, (Bank of New York Swap
                        Agreement), 2.750%, 3/2/2005                          46,200,000
   3,025,000            Thetford Threesome LLC, (Columbus Bank and
                        Trust Co., GA LOC), 2.970%, 3/3/2005                  3,025,000
   16,950,000           Union Development Co., (Bank of America N.A.
                        LOC), 2.813%, 3/3/2005                                16,950,000
   73,000,000           Wells Fargo & Co., 2.660% - 2.766%,
                        3/14/2005 - 4/4/2005                                  73,000,000
   3,135,000            Woodbury Business Forms, Inc./Carribean
                        Business Forms, Series 1996 Taxable Revenue
                        Bonds, (Columbus Bank and Trust Co., GA
                        LOC), 3.160%, 3/3/2005                                3,135,000
                        Total                                                 714,602,965
                        Brokerage--5.6%
   40,000,000  (1,2)    Merrill Lynch & Co., Inc., 2.720% - 2.921%,
                        4/4/2005 - 4/11/2005                                  40,000,000
   35,000,000           Merrill Lynch & Co., Inc., 2.720% - 2.921%,
                        4/4/2005 - 4/11/2005                                  35,000,000
   107,000,000          Morgan Stanley, 2.630% - 2.750%, 3/1/2005 -
                        4/4/2005                                              107,000,000
                        Total                                                 182,000,000
                        Finance - Commercial--5.2%
   45,000,000  (1,2)    Compass Securitization LLC, 2.540%, 3/8/2005          44,999,803
   25,000,000           GE Capital Assurance Co., (Guaranteed by
                        General Electric Capital Corp.), 2.875%,
                        5/9/2005                                              25,000,000
   10,000,000           GE Life and Annuity Assurance Co.,
                        (Guaranteed by General Electric Capital
                        Corp.), 2.490%, 3/1/2005                              10,000,000
   85,300,000  (1,2)    General Electric Capital Corp.,
                        2.690%-2.860%,  3/17/2005-4/11/2005                   85,300,000
   3,000,000            South Carolina Jobs-EDA, Roller Bearing Co.,
                        Series 1994 B, (Heller Financial, Inc. LOC),
                        2.710%, 3/3/2005                                      3,000,000
                        Total                                                 168,299,803
                        Finance - Retail--1.0%
   31,000,000           AFS Insurance Premium Receivables Trust,
                        (Series 1994-A), 3.146%, 3/15/2005                    31,000,000
                        Finance - Securities--5.7%
   75,000,000  (1,2)    K2 (USA) LLC, (Guaranteed by K2 Corp.),
                        2.435% - 2.640%, 3/1/2005 - 3/15/2005                 74,998,007
   108,000,000 (1,2)    Sigma Finance, Inc., (Guaranteed by Sigma
                        Finance Corp.), 2.540%, 3/25/2005                     107,995,813
                        Total                                                 182,993,820
                        Government Agency--0.0%
   810,000              Clayton County, GA Housing Authority,
                        Summerwinds Project, Series 2000 B, (Federal
                        National Mortgage Association LOC), 2.840%,
                        3/3/2005                                              810,000
                        Insurance--2.7%
   20,000,000           Allstate Life Insurance Co., 2.520%, 3/1/2005         20,000,000
   33,000,000           Jackson National Life Insurance Co., 2.689%,
                        3/22/2005                                             33,000,000
   35,000,000           Monumental Life Insurance Co., 3.030%,
                        5/31/2005                                             35,000,000
                        Total                                                 88,000,000
                        Total Notes - Variable                                1,367,706,588
                        Repurchase Agreements--4.0%
   110,455,000          Interest in $1,900,000,000 joint repurchase
                        agreement with Countrywide Securities Corp.,
                        2.650%, dated 2/28/2005 to be repurchased at
                        $110,463,131 on 3/1/2005, collateralized by
                        U.S. Government Agency Obligations with
                        various maturities to 2/1/2037, collateral
                        market value $1,940,617,780                           110,455,000
   20,000,000   (5)     Interest in $250,000,000 joint repurchase
                        agreement with Goldman Sachs & Co., 2.425%,
                        dated 1/18/2005 to be repurchased at
                        $20,130,681 on 4/25/2005, collateralized by
                        U.S. Government Agency Obligations and a U.S
                        Treasury Obligation with various maturities
                        to 2/1/2035, collateral market value
                        $255,667,917                                          20,000,000
                        Total Repurchase Agreements                           130,455,000
                        Total Investments--100.4%
                        (at amortized cost)(6)                                3,254,907,157
                        Other assets and liabilities--net--(0.4)%               (13,129,416)
                        Total Net assets--100%                              $  3,241,777,741

1      Denotes a restricted security, including securities purchased under Rule 144A of the
       Securities Act 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At
       February 28, 2005, these securities amounted to $1,040,738,899 which represents 32.1%
       of total net assets.

2      Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees.  At
       February 28, 2005, these securities amounted to $990,738,899 which represents 30.6%
       of total net assets.
       Additional information on restricted securities, excluding securities purchased under
       Rule 144A that have been deemed liquid by the Trustees held at February 28, 2005, is as follows:

       Security                                       Acquisition Date        Acquisition Cost

       MONET Trust, Series 2000-1,                      9/27/2000             $50,000,000
       (Dresdner Bank AG,
       Frankfurt Swap Agreement), 2.619%, 3/28/2005


3      Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4      Current rate and next reset date shown.
5      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
6      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
The following acronyms are used throughout this portfolio:
EDA         --Economic Development Authority
IDA         --Industrial Development Authority
IDFA        --Industrial Development Finance Authority
LOC         --Letter of Credit
PCR         --Pollution Control Revenue














Treasury Cash Series
Portfolio of Investments
February 28, 2005 (unaudited)

    Principal
    Amount                                                                              Value
                            U.S. Treasury--19.6%
                            U.S. Treasury Bills--15.9%(1)
$   33,000,000              1.880% - 2.805%, 3/3/2005 - 8/18/2005              $        32,797,669
                            U.S. Treasury Notes--3.7%
    7,750,000               1.125% - 1.625%, 3/31/2005 - 6/30/2005                      7,744,049
                            Total U.S. Treasury                                         40,541,718
                            Repurchase Agreements--83.6%
    40,000,000              Interest in $1,000,000,000 joint
                            repurchase agreement with ABN AMRO Bank
                            NV, New York, 2.620%, dated 2/28/2005 to
                            be repurchased at $40,002,911 on 3/1/2005,
                            collateralized by U.S. Treasury
                            Obligations with various maturities to
                            11/15/2028, collateral market value
                            $1,020,074,282                                              40,000,000
    40,000,000              Interest in $1,800,000,000 joint
                            repurchase agreement with BNP Paribas
                            Securities Corp., 2.620%, dated 2/28/2005
                            to be repurchased at $40,002,911 on
                            3/1/2005, collateralized by U.S. Treasury
                            Obligations with various maturities to
                            5/15/2009, collateral market value
                            $1,836,134,484                                              40,000,000
    29,044,000              Interest in $1,853,000,000 joint
                            repurchase agreement with Barclays
                            Capital, Inc., 2.620%, dated 2/28/2005 to
                            be repurchased at $29,046,114 on 3/1/2005,
                            collateralized by U.S. Treasury
                            Obligations with various maturities to
                            4/15/2029, collateral market value
                            $1,890,198,154                                              29,044,000
    10,000,000      (2)     Interest in $500,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 2.340%, dated 12/13/2004 to be
                            repurchased at $10,063,700 on 3/22/2005,
                            collateralized by U.S. Treasury
                            Obligations with various maturities to
                            8/15/2020, collateral market value
                            $514,876,004                                                10,000,000
    11,000,000      (2)     Interest in $670,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 2.610%, dated 2/9/2005 to be
                            repurchased at $11,065,395 on 5/3/2005,
                            collateralized by U.S. Treasury
                            Obligations with various maturities to
                            2/15/2015, collateral market value
                            $688,275,854                                                11,000,000
    40,000,000              Interest in $1,300,000,000 joint
                            repurchase agreement with J.P. Morgan
                            Securities, Inc., 2.620%, dated 2/28/2005
                            to be repurchased at $40,002,911 on
                            3/1/2005, collateralized by U.S. Treasury
                            Obligations with various maturities to
                            2/15/2031, collateral market value
                            $1,326,501,984                                              40,000,000
    3,000,000       (2)     Interest in $500,000,000 joint repurchase
                            agreement with UBS Securities LLC, 2.740%,
                            dated 2/23/2005 to be repurchased at
                            $3,024,203on 6/10/2005, collateralized by
                            a U.S. Treasury Obligation with a maturity
                            of 11/15/2007, collateral market value
                            $510,001,752                                                3,000,000
                            Total Repurchase Agreements                                 173,044,000
                            TOTAL INVESTMENTS-103.2%
                            (AT AMORTIZED COST) (3)                                     213,585,718
                            OTHER ASSETS AND LIABILITIES-NET-(3.2)%                     (6,563,428)
                            TOTAL NET ASSETS-100%                              $        207,022,290

1      Discount rate at time of purchase.
2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005